Interest Income and Expense (Tables)	3 Months Ended
Jan. 31, 2021
Text Block [Abstract]
Summary of Interest Income and Expense by Basis of Accounting Classification

The following table presents interest income and interest expense by basis of accounting measurement. Refer to Note 2 of the 2020 Annual Consolidated Financial Statements for the type of instruments measured at amortized cost and FVOCI.

Interest Income and Expense[1]

(millions of Canadian dollars)		For the three months ended
	January 31, 2021		January 31, 2020
	Interest income	Interest expense	Interest income	Interest expense
Measured at amortized cost	$6,611	$1,042	$7,957	$2,517

Measured at FVOCI	177	–	645	–
	6,788	1,042	8,602	2,517

Not measured at amortized cost or FVOCI[2]	822	538	1,786	1,702
Total	$7,610	$1,580	$10,388	$4,219
[1]	Certain comparative amounts have been restated to conform with the presentation adopted in the current period.
[2]	Includes interest income, interest expense, and dividend income for financial instruments that are measured or designated at FVTPL and equities designated at FVOCI.